New Accounting Principles Not Yet in Effect - Summary of Accounting Standards (Detail)	12 Months Ended
Dec. 31, 2017
IFRS 9 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Title of new IFRS	Financial Instruments	[1]
IFRS 15 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Title of new IFRS	Revenue from Contracts with Customers (and the related Clarifications)	[1]
IFRS 16 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Title of new IFRS	Leases	[2]
Amendments to IFRS 2 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Title of new IFRS	Classification and measurement of share-based payments	[1]
Amendments to IFRS 10 and IAS 28 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Title of new IFRS	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	[3]
Amendments to IAS 40 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Title of new IFRS	Transfers of Investment Property	[1]
Annual Improvements to IFRS Standards [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Title of new IFRS	Annual Improvements to IFRS Standards 2014-2016 Cycle	[1]
IFRIC 22 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Title of new IFRS	Foreign Currency Transactions and Advance Consideration	[1]

[1]	Effective for annual periods beginning on or after 1 January 2018, with earlier application permitted.
[2]	Effective for annual periods beginning on or after 1 January 2019, with earlier application permitted
[3]	Effective for annual periods beginning on or after a date to be determined